Inventories - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Inventory Disclosure [Abstract]
Write-down of inventories	¥ 12,238	¥ 17,361	¥ 7,256